Right-of-use asset (Details) - item	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Right-of-use asset
Number of operating leases	1	1
Operating lease, term	2 years	2 years
Remaining lease term	9 months 18 days	1 year 9 months 18 days
Lessee, Operating Lease, Existence of Option to Extend [true false]	false	false
Lessee, Operating Lease, Existence of Option to Terminate [true false]	true	true
Operating lease, weighted average discount rate	4.75%	4.75%